Other Non-Current Assets - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Oct. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Non Current Assets [Line Items]
Percentage of decrease in share price	48.00%
Impairment loss on financial assets		€ 7	€ 487	€ 50
Non-current financial assets available-for-sale		€ 2,182	1,583	1,609
Decline percentage in stock prices of quoted equity investments		10.00%
Decline percentage in quoted market prices		10.00%
Yield rate		0.50%
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax		€ 851	158	213
Senior Bond [member]
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments		199	100
Unquoted Equity Investments [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale		€ 123	112	102
Other Available For Sale Financial Assets [Member] | Fair value of SPMSD contingent consideration [member]
Disclosure Of Other Non Current Assets [Line Items]
Increase in contingent consideration		3.00%
Securities quoted in an active market [Member] | Financial Assets Held To Meet Obligations Under Post-employment Benefit Plans [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale		€ 207	€ 372	353
Securities quoted in an active market [Member] | Nichi-Iko Pharmaceuticals Co. Ltd. [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale				63
Securities quoted in an active market [Member] | Alnylam Pharmaceuticals, Inc [Member]
Disclosure Of Other Non Current Assets [Line Items]
Percentage of decrease in share price			48.00%
Impairment loss on financial assets			€ 457
Non-current financial assets available-for-sale		1,118	364	€ 869
Securities quoted in an active market [Member] | Voyager Therapeutics, Inc [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale		€ 34	30
Equity investment		8.00%
Securities quoted in an active market [Member] | MyoKardia, Inc [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale		€ 141	45
Equity investment		11.00%
Securities quoted in an active market [Member] | JHL Biotech, Inc [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale		€ 49	58
Equity investment		13.00%
SPMSD contingent consideration asset [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		€ 342	€ 458
Non-current asset [member] | Fair value of SPMSD contingent consideration [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		292
Fair value remeasurement of contingent consideration [member] | Revisions of sales forecasts of SPMSD [member]
Disclosure Of Other Non Current Assets [Line Items]
Adjustment to the fair value of the assets		145
Professional Specialized Investment Fund [member]
Disclosure Of Other Non Current Assets [Line Items]
Amortized cost of financial assets		€ 105